N-6 - USD ($)	May 01, 2023	Mar. 28, 2023
Prospectus:
Document Type	N-6
Entity Registrant Name	THE PRUDENTIAL VARIABLECONTRACT ACCOUNT GI-2
Entity Central Index Key	0001008003
Entity Investment Company Type	N-6
Document Period End Date	Apr. 14, 2023
Amendment Flag	false
Fees and Expenses [Text Block]

FEES AND EXPENSES
Charges For Early Withdrawals	We do not deduct a surrender charge for early withdrawals. For more information on withdrawals, please refer to the Withdrawals subsection of this prospectus.
Transaction Charges
You may be charged for transactions. Such charges include sales charges on premiums paid under the Certificate, administrative charges (to cover local, state and federal taxes), transfer fees, withdrawal fees, and fees for decreases in the Basic Insurance Amount. For more information on transaction charges, please refer to the FEE TABLE and CHARGES AND EXPENSES sections of this prospectus.

Ongoing Fees And Expenses
In addition to transaction charges, an investment in the Certificate is subject to certain ongoing fees and expenses, including such fees and expenses as those covering the cost of insurance under the Certificate and the cost of optional benefits available under the Certificate. Such fees and expenses are set based on either a fixed rate or the characteristics of the insured (e.g., age, gender, and rating classification). Investors should view the data pages of their Certificate for applicable rates.
Participants will also bear expenses associated with the Funds under the Certificate, as shown in the following table:

	Annual Fee	Minimum	Maximum
	Investment options (Fund fees and expenses)	0.29%	1.65%
For more information on ongoing fees and expenses, please refer to the FEE TABLE and CHARGES AND EXPENSES sections of this prospectus, as well as APPENDIX A, which is part of this prospectus.
RISKS
Risk Of Loss	You can lose money by investing in the Certificate. For more information please refer to the SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.
Not a Short-Term Investment
The Certificate is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Certificate is designed to provide benefits on a long-term basis. Consequently, you should not use the Certificate as a short-term investment or savings vehicle. Because of the long-term nature of the Certificate, you should consider whether purchasing the Certificate is consistent with the purpose for which it is being considered. For more information please refer to the SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.

Risks Associated With Investment Options
An investment in the Certificate is subject to the risk of poor investment performance and can vary depending on the performance of the Funds available under the Certificate, each of which has its own unique risks. You should review the Funds’ prospectuses before making an investment decision. Fund prospectuses are available at https://www.prudential.com/employers/group-insurance/gvul-funds/ or by calling 800-562-9874. For more information on the Funds, please refer to the SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section and The Funds subsection of this prospectus.

Insurance Company Risks
An investment in the Certificate is subject to the risks related to Prudential. Any obligations (including under the Fixed Rate Account), guarantees, or benefits are subject to the claims-paying ability of Prudential. More information about Prudential, including its financial strength ratings, is available upon request and at www.investor.prudential.com/ratings. For more information please refer to the GENERAL DESCRIPTIONS OF THE PRUDENTIAL INSURANCE COMPANY, THE REGISTRANT, AND THE FUNDS section of this prospectus.

Contract Lapse
In general, your Certificate will remain in force as long as the balance in your Certificate Fund (less any Certificate Debt and outstanding charges) is enough to pay the monthly charges when due. If the Certificate Fund balance is not enough, Prudential will send you a notice to tell you that your insurance is going to end, how much you must pay to stop it from ending, and when you must pay. This payment must be received by the end of the grace period, or the Certificate will no longer have any value.
You may request reinstatement of a lapsed Certificate any time within three years after the end of the grace period upon the completion of certain conditions, including a premium payment that is at least enough, after deduction of any charges that apply, to pay the monthly charges going forward for two months.
For more information please refer to the LAPSE AND REINSTATEMENT section of this prospectus.

RESTRICTIONS
Investments
You may, up to 20 times each Certificate Year, transfer amounts among investment options. We will accept subsequent transfer requests only if they are in a manner acceptable to us.
Transfers may generally be made by U.S. regular mail, fax, or electronically.
We reserve the right to remove or substitute Funds as investment options.
For more information on investment and transfer restrictions, please refer to the Transfers/Restrictions On Transfers subsection of this prospectus.

Optional Benefits
You may be able to obtain extra benefits, which may require additional charges. These optional insurance benefits are described as "additional insurance benefits" to the Certificate. Additional insurance benefits can generally be added at any time, unless noted otherwise.
Some benefits described in this prospectus may be subject to state variations or may not be available in all states. Please refer to APPENDIX B, which is part of this prospectus, for state availability and a description of all material variations to benefits and features that differ from the description contained in the prospectus.
For more information on optional benefits under the Contract, please refer to the ADDITIONAL INSURANCE BENEFITS AVAILABLE UNDER THE CONTRACT section of this prospectus.

TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received from your Certificate under the Group Contract. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties. For more information on tax implications relating to Certificate investments, please refer to the TAXES section of this prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation
Investment professionals receive compensation for selling the Group Contract and may have a financial incentive to offer or recommend the Contract over another investment. Compensation (commissions, overrides, and any expense reimbursement allowance) is paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (“firms”). The individual representative will receive all or a portion of the compensation, depending on the practice of the firm. For more information on investment professional compensation, please refer to the DISTRIBUTION AND COMPENSATION section and the Commissions Paid To Broker-Dealers subsections of this prospectus.

Exchanges
Some investment professionals may have a financial incentive to offer you a policy in place of the one you already own. You should only exchange your policy if you determine after comparing the features, fees, and risks of both policies, that it is preferable to purchase the policy, rather than continue to own your existing policy. For more information on exchanges, please refer to the paragraph titled Replacing Your Life Insurance in the SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.

Charges for Early Withdrawals [Text Block]	We do not deduct a surrender charge for early withdrawals. For more information on withdrawals, please refer to the Withdrawals subsection of this prospectus.
Transaction Charges [Text Block]	You may be charged for transactions. Such charges include sales charges on premiums paid under the Certificate, administrative charges (to cover local, state and federal taxes), transfer fees, withdrawal fees, and fees for decreases in the Basic Insurance Amount. For more information on transaction charges, please refer to the FEE TABLE and CHARGES AND EXPENSES sections of this prospectus.
Ongoing Fees and Expenses [Table Text Block]
In addition to transaction charges, an investment in the Certificate is subject to certain ongoing fees and expenses, including such fees and expenses as those covering the cost of insurance under the Certificate and the cost of optional benefits available under the Certificate. Such fees and expenses are set based on either a fixed rate or the characteristics of the insured (e.g., age, gender, and rating classification). Investors should view the data pages of their Certificate for applicable rates.
Participants will also bear expenses associated with the Funds under the Certificate, as shown in the following table:

Investment Options (of Other Amount) Minimum [Percent]	0.29%
Investment Options (of Other Amount) Maximum [Percent]	1.65%
Risks [Table Text Block]

FEES AND EXPENSES
Charges For Early Withdrawals	We do not deduct a surrender charge for early withdrawals. For more information on withdrawals, please refer to the Withdrawals subsection of this prospectus.
Transaction Charges
You may be charged for transactions. Such charges include sales charges on premiums paid under the Certificate, administrative charges (to cover local, state and federal taxes), transfer fees, withdrawal fees, and fees for decreases in the Basic Insurance Amount. For more information on transaction charges, please refer to the FEE TABLE and CHARGES AND EXPENSES sections of this prospectus.

Ongoing Fees And Expenses
In addition to transaction charges, an investment in the Certificate is subject to certain ongoing fees and expenses, including such fees and expenses as those covering the cost of insurance under the Certificate and the cost of optional benefits available under the Certificate. Such fees and expenses are set based on either a fixed rate or the characteristics of the insured (e.g., age, gender, and rating classification). Investors should view the data pages of their Certificate for applicable rates.
Participants will also bear expenses associated with the Funds under the Certificate, as shown in the following table:

	Annual Fee	Minimum	Maximum
	Investment options (Fund fees and expenses)	0.29%	1.65%
For more information on ongoing fees and expenses, please refer to the FEE TABLE and CHARGES AND EXPENSES sections of this prospectus, as well as APPENDIX A, which is part of this prospectus.
RISKS
Risk Of Loss	You can lose money by investing in the Certificate. For more information please refer to the SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.
Not a Short-Term Investment
The Certificate is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Certificate is designed to provide benefits on a long-term basis. Consequently, you should not use the Certificate as a short-term investment or savings vehicle. Because of the long-term nature of the Certificate, you should consider whether purchasing the Certificate is consistent with the purpose for which it is being considered. For more information please refer to the SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.

Risks Associated With Investment Options
An investment in the Certificate is subject to the risk of poor investment performance and can vary depending on the performance of the Funds available under the Certificate, each of which has its own unique risks. You should review the Funds’ prospectuses before making an investment decision. Fund prospectuses are available at https://www.prudential.com/employers/group-insurance/gvul-funds/ or by calling 800-562-9874. For more information on the Funds, please refer to the SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section and The Funds subsection of this prospectus.

Insurance Company Risks
An investment in the Certificate is subject to the risks related to Prudential. Any obligations (including under the Fixed Rate Account), guarantees, or benefits are subject to the claims-paying ability of Prudential. More information about Prudential, including its financial strength ratings, is available upon request and at www.investor.prudential.com/ratings. For more information please refer to the GENERAL DESCRIPTIONS OF THE PRUDENTIAL INSURANCE COMPANY, THE REGISTRANT, AND THE FUNDS section of this prospectus.

Contract Lapse
In general, your Certificate will remain in force as long as the balance in your Certificate Fund (less any Certificate Debt and outstanding charges) is enough to pay the monthly charges when due. If the Certificate Fund balance is not enough, Prudential will send you a notice to tell you that your insurance is going to end, how much you must pay to stop it from ending, and when you must pay. This payment must be received by the end of the grace period, or the Certificate will no longer have any value.
You may request reinstatement of a lapsed Certificate any time within three years after the end of the grace period upon the completion of certain conditions, including a premium payment that is at least enough, after deduction of any charges that apply, to pay the monthly charges going forward for two months.
For more information please refer to the LAPSE AND REINSTATEMENT section of this prospectus.

RESTRICTIONS
Investments
You may, up to 20 times each Certificate Year, transfer amounts among investment options. We will accept subsequent transfer requests only if they are in a manner acceptable to us.
Transfers may generally be made by U.S. regular mail, fax, or electronically.
We reserve the right to remove or substitute Funds as investment options.
For more information on investment and transfer restrictions, please refer to the Transfers/Restrictions On Transfers subsection of this prospectus.

Optional Benefits
You may be able to obtain extra benefits, which may require additional charges. These optional insurance benefits are described as "additional insurance benefits" to the Certificate. Additional insurance benefits can generally be added at any time, unless noted otherwise.
Some benefits described in this prospectus may be subject to state variations or may not be available in all states. Please refer to APPENDIX B, which is part of this prospectus, for state availability and a description of all material variations to benefits and features that differ from the description contained in the prospectus.
For more information on optional benefits under the Contract, please refer to the ADDITIONAL INSURANCE BENEFITS AVAILABLE UNDER THE CONTRACT section of this prospectus.

TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received from your Certificate under the Group Contract. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties. For more information on tax implications relating to Certificate investments, please refer to the TAXES section of this prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation
Investment professionals receive compensation for selling the Group Contract and may have a financial incentive to offer or recommend the Contract over another investment. Compensation (commissions, overrides, and any expense reimbursement allowance) is paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (“firms”). The individual representative will receive all or a portion of the compensation, depending on the practice of the firm. For more information on investment professional compensation, please refer to the DISTRIBUTION AND COMPENSATION section and the Commissions Paid To Broker-Dealers subsections of this prospectus.

Exchanges
Some investment professionals may have a financial incentive to offer you a policy in place of the one you already own. You should only exchange your policy if you determine after comparing the features, fees, and risks of both policies, that it is preferable to purchase the policy, rather than continue to own your existing policy. For more information on exchanges, please refer to the paragraph titled Replacing Your Life Insurance in the SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.

Investment Restrictions [Text Block]
You may, up to 20 times each Certificate Year, transfer amounts among investment options. We will accept subsequent transfer requests only if they are in a manner acceptable to us.
Transfers may generally be made by U.S. regular mail, fax, or electronically.
We reserve the right to remove or substitute Funds as investment options.
	For more information on investment and transfer restrictions, please refer to the Transfers/Restrictions On Transfers subsection of this prospectus.
Optional Benefit Restrictions [Text Block]
You may be able to obtain extra benefits, which may require additional charges. These optional insurance benefits are described as "additional insurance benefits" to the Certificate. Additional insurance benefits can generally be added at any time, unless noted otherwise.
Some benefits described in this prospectus may be subject to state variations or may not be available in all states. Please refer to APPENDIX B, which is part of this prospectus, for state availability and a description of all material variations to benefits and features that differ from the description contained in the prospectus.
	For more information on optional benefits under the Contract, please refer to the ADDITIONAL INSURANCE BENEFITS AVAILABLE UNDER THE CONTRACT section of this prospectus.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received from your Certificate under the Group Contract. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties. For more information on tax implications relating to Certificate investments, please refer to the TAXES section of this prospectus.
Investment Professional Compensation [Text Block]	Investment professionals receive compensation for selling the Group Contract and may have a financial incentive to offer or recommend the Contract over another investment. Compensation (commissions, overrides, and any expense reimbursement allowance) is paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (“firms”). The individual representative will receive all or a portion of the compensation, depending on the practice of the firm. For more information on investment professional compensation, please refer to the DISTRIBUTION AND COMPENSATION section and the Commissions Paid To Broker-Dealers subsections of this prospectus.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a policy in place of the one you already own. You should only exchange your policy if you determine after comparing the features, fees, and risks of both policies, that it is preferable to purchase the policy, rather than continue to own your existing policy. For more information on exchanges, please refer to the paragraph titled Replacing Your Life Insurance in the SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.
Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Certificate. Please refer to your Certificate for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the maximum fees and expenses that you will pay at the time that you buy the Certificate, pay premiums, surrender or make withdrawals from the Certificate, make transfers between investment options, or take a loan.

TRANSACTION FEES
Charge	When Charge is Deducted	Amount Deducted
Charge for Taxes Attributable to Premiums[1]	This charge is deducted from each premium when the premium is paid.	The maximum is 0% of each premium payment.
Withdrawal Charge	This charge is assessed on a Withdrawal.	Maximum charge - $20 Current charge - The lesser of $10 and 2% of the amount withdrawn.
Transfer Charge	This charge is assessed when transfers between investment options exceed 12 in a Certificate Year.	Maximum charge - $20 per transfer after the twelfth. Current charge - $10 per transfer after the twelfth.
Quarterly Report Reprint Charges	This charge is assessed when a quarterly report is reprinted for a period that ended more than a year ago.	Maximum charge - $15 Current charge - $2.50
1. For these purposes, “taxes attributable to premiums” includes any federal, state or local income, premium, excise, business, or any other type of tax (or component thereof) measured by or based upon the amount of premium received by Prudential. In some states, this is called a premium based administrative charge. Currently, the taxes paid for this Certificate are reflected as a deduction in computing Premium Refunds. Prudential reserves the right to deduct a charge directly from premiums.
The next table describes the maximum Contract fees and expenses that you will pay periodically during the time you own the Certificate, not including the Funds’ fees and expenses.

PERIODIC CHARGES OTHER THAN ANNUAL FUND EXPENSES
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charges:
Cost of Insurance[2,3]: Minimum and Maximum Guaranteed Charge	Monthly	Maximum - $28.16 Minimum - $0.03
Charge for a Representative Participant		Representative guaranteed charge - $$0.35[4]
Charge for Administrative Expenses	Monthly	Maximum charge - $4.00 Current charge - $0.00
Account Charge for Variable Investment Options (for Mortality & Expense Risk)	Daily	Maximum - 0.90%[1] of the amount of assets in the Variable Investment Options. Current –0.45%[1] of the amount of assets in the Variable Investment Options.
Net Interest on Loans[5]	Annually	Maximum - 2.00% Current – 1.00%
Additional Insurance Benefits Charges[3]:
Child Term Insurance	Deducted from the annual refund, if any	Maximum -$6.00[6] Minimum - $6.00[6]
Representative current charge - $6.00[7]
1.The daily charge is based on the effective annual rate shown.
2.The Cost of Insurance (“COI”) charge varies based on individual characteristics such as age, gender, and rate class. The amounts shown in the table may not be representative of the charge that a Participant will pay. You may obtain more information about the particular COI charges that apply to you by contacting Aon Securities LLC.
3.The charges shown for Cost of Insurance and Additional Insurance Benefits are expressed as rates per $1,000 of Net Amount at Risk. The Child Term Insurance is expressed as a rate per unit. The unit is a $10,000 benefit.
4.The representative guaranteed charge for cost of insurance is a sample rate currently charged for a 55-year old Covered Person, who is a male AICPA member in the preferred rate class.
5.The net interest on loans reflects the additional interest you pay above the effective annual interest we credit to your loan. The loan interest crediting rate will generally be equal to the Fixed Account crediting rate.
6.This is the rate currently charged. The contract does not specify a guaranteed maximum or minimum rate for additional insurance benefits.
7.The representative current charge for additional insurance benefits are sample rates currently charged.
The next item shows the minimum and maximum total operating expenses charged by the Funds that you will pay periodically during the time you own a Certificate. A complete list of Funds available under the Contract, including their annual expenses, can be found in APPENDIX A. More detail concerning each Funds’ fees and expenses is contained in the prospectus for each of the Funds.

Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the Funds’ assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.	0.29%	1.65%

Transaction Expenses [Table Text Block]

TRANSACTION FEES
Charge	When Charge is Deducted	Amount Deducted
Charge for Taxes Attributable to Premiums[1]	This charge is deducted from each premium when the premium is paid.	The maximum is 0% of each premium payment.
Withdrawal Charge	This charge is assessed on a Withdrawal.	Maximum charge - $20 Current charge - The lesser of $10 and 2% of the amount withdrawn.
Transfer Charge	This charge is assessed when transfers between investment options exceed 12 in a Certificate Year.	Maximum charge - $20 per transfer after the twelfth. Current charge - $10 per transfer after the twelfth.
Quarterly Report Reprint Charges	This charge is assessed when a quarterly report is reprinted for a period that ended more than a year ago.	Maximum charge - $15 Current charge - $2.50
	1. For these purposes, “taxes attributable to premiums” includes any federal, state or local income, premium, excise, business, or any other type of tax (or component thereof) measured by or based upon the amount of premium received by Prudential. In some states, this is called a premium based administrative charge. Currently, the taxes paid for this Certificate are reflected as a deduction in computing Premium Refunds. Prudential reserves the right to deduct a charge directly from premiums.
Premium Taxes, Description [Text Block]	Charge for Taxes Attributable to Premiums[1]
Premium Taxes, When Deducted [Text Block]	This charge is deducted from each premium when the premium is paid.
Premium Taxes (of Premium Payments), Maximum [Percent]	0.00%
Premium Taxes, Footnotes [Text Block]	1. For these purposes, “taxes attributable to premiums” includes any federal, state or local income, premium, excise, business, or any other type of tax (or component thereof) measured by or based upon the amount of premium received by Prudential. In some states, this is called a premium based administrative charge. Currently, the taxes paid for this Certificate are reflected as a deduction in computing Premium Refunds. Prudential reserves the right to deduct a charge directly from premiums
Other Surrender Fees, Description [Text Block]	Withdrawal Charge
Other Surrender Fees, When Deducted [Text Block]	This charge is assessed on a Withdrawal.
Other Surrender Fees, Maximum [Dollars]		$ 20
Other Surrender Fees, Current [Dollars]		10
Other Surrender Fees (of Other Amount), Current [Percent]	2.00%
Transfer Fees, Description [Text Block]	Transfer Charge
Transfer Fees, When Deducted [Text Block]	This charge is assessed when transfers between investment options exceed 12 in a Certificate Year.
Transfer Fee, Maximum [Dollars]		20
Transfer Fee, Current [Dollars]		10
Periodic Charges [Table Text Block]

PERIODIC CHARGES OTHER THAN ANNUAL FUND EXPENSES
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charges:
Cost of Insurance[2,3]: Minimum and Maximum Guaranteed Charge	Monthly	Maximum - $28.16 Minimum - $0.03
Charge for a Representative Participant		Representative guaranteed charge - $$0.35[4]
Charge for Administrative Expenses	Monthly	Maximum charge - $4.00 Current charge - $0.00
Account Charge for Variable Investment Options (for Mortality & Expense Risk)	Daily	Maximum - 0.90%[1] of the amount of assets in the Variable Investment Options. Current –0.45%[1] of the amount of assets in the Variable Investment Options.
Net Interest on Loans[5]	Annually	Maximum - 2.00% Current – 1.00%
Additional Insurance Benefits Charges[3]:
Child Term Insurance	Deducted from the annual refund, if any	Maximum -$6.00[6] Minimum - $6.00[6]
Representative current charge - $6.00[7]
1.The daily charge is based on the effective annual rate shown.
2.The Cost of Insurance (“COI”) charge varies based on individual characteristics such as age, gender, and rate class. The amounts shown in the table may not be representative of the charge that a Participant will pay. You may obtain more information about the particular COI charges that apply to you by contacting Aon Securities LLC.
3.The charges shown for Cost of Insurance and Additional Insurance Benefits are expressed as rates per $1,000 of Net Amount at Risk. The Child Term Insurance is expressed as a rate per unit. The unit is a $10,000 benefit.
4.The representative guaranteed charge for cost of insurance is a sample rate currently charged for a 55-year old Covered Person, who is a male AICPA member in the preferred rate class.
5.The net interest on loans reflects the additional interest you pay above the effective annual interest we credit to your loan. The loan interest crediting rate will generally be equal to the Fixed Account crediting rate.
6.This is the rate currently charged. The contract does not specify a guaranteed maximum or minimum rate for additional insurance benefits.
7.The representative current charge for additional insurance benefits are sample rates currently charged.

Insurance Cost, Description [Text Block]	Cost of Insurance[2,3]: Minimum and Maximum Guaranteed Charge
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Representative Investor [Text Block]	Charge for a Representative Participant
Insurance Cost, Maximum [Dollars]		$ 28.16
Insurance Cost, Minimum [Dollars]	$ 0.03
Insurance Cost, Footnotes [Text Block]	The Cost of Insurance (“COI”) charge varies based on individual characteristics such as age, gender, and rate class. The amounts shown in the table may not be representative of the charge that a Participant will pay. You may obtain more information about the particular COI charges that apply to you by contacting Aon Securities LLC.
3.The charges shown for Cost of Insurance and Additional Insurance Benefits are expressed as rates per $1,000 of Net Amount at Risk. The Child Term Insurance is expressed as a rate per unit. The unit is a $10,000 benefit.
4.The representative guaranteed charge for cost of insurance is a sample rate currently charged for a 55-year old Covered Person, who is a male AICPA member in the preferred rate class.

Mortality and Expense Risk Fees, Description [Text Block]	Account Charge for Variable Investment Options (for Mortality & Expense Risk)
Mortality and Expense Risk Fees, When Deducted [Text Block]	Daily
Mortality And Expense Risk Fees (of Other Amount), Maximum [Percent]	0.90%
Mortality And Expense Risk Fees (of Other Amount), Current [Percent]	0.45%
Mortality And Expense Risk Fees, Footnotes [Text Block]	The daily charge is based on the effective annual rate shown.
Administrative Expenses, Description [Text Block]	Charge for Administrative Expenses
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expense, Maximum [Dollars]	$ 4.00
Administrative Expense, Current [Dollars]	$ 0.00
Optional Benefit Expense, Footnotes [Text Block]	This is the rate currently charged. The contract does not specify a guaranteed maximum or minimum rate for additional insurance benefits.7.The representative current charge for additional insurance benefits are sample rates currently charged
Other Annual Expense, Footnotes [Text Block]	The net interest on loans reflects the additional interest you pay above the effective annual interest we credit to your loan. The loan interest crediting rate will generally be equal to the Fixed Account crediting rate.
Portfolio Company Expenses [Text Block]	Expenses that are deducted from the Funds’ assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.
Portfolio Company Expenses Minimum [Percent]	0.29%
Portfolio Company Expenses Maximum [Percent]	1.65%
Item 5. Principal Risks [Table Text Block]
SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Certificate Values are not Guaranteed

Your benefits (including life insurance) are not guaranteed. The value of your Certificate Fund will vary with the performance of the investment options you select. There is no guarantee that the Variable Investment Options will meet their investment objectives, so your Death Benefit could go down if the investment options in your Certificate Fund have poor investment performance. Poor investment performance could cause your Certificate to lapse, and you could lose your insurance. If you prefer to reduce the risks that come with investing in the variable options, you can choose to direct some of your premium payments or the amounts in your Certificate Fund to the Fixed Account.

Because the Certificate provides for an accumulation of a Certificate Fund as well as a Death Benefit, you may wish to use it for various financial planning purposes. Purchasing the Certificate for such purposes may involve certain risks. Accessing the values in your Certificate through withdrawals and Certificate loans may significantly affect current and future Certificate values or Death Benefit proceeds and may increase the chance that your Certificate will lapse. If your Certificate lapses and you have an outstanding Certificate loan, there may be tax consequences. See the Taxes section.

Increase in Charges

Certain fees and expenses currently are assessed at less than their guaranteed maximum levels. We may in the future increase these current charges up to the guaranteed maximum levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep your Certificate in force. We will supplement this prospectus to reflect any increase in a current charge, up to the maximum charge, before the change is implemented.

Certificate Lapse

Each month we determine the value of your Certificate Fund. If the Certificate Fund is zero, the Certificate may end (in insurance terms, it will “lapse”). Your Certificate will also end if the Certificate Debt ever grows to be equal to or more than the Certificate Fund less any outstanding charges. Should this happen, Aon Securities LLC will notify you of the payment you need to make to prevent your insurance from terminating. Currently, Aon Securities LLC must receive your payment by the later of 91 days after the Monthly Deduction Date, or 30 days after the date Aon Securities LLC mailed you the notice. If you do not make the payment, your Certificate will end. See LAPSE AND REINSTATEMENT. If you have an outstanding loan when your Certificate lapses, you may have taxable income as a result. See TAXES.

Risks of Using the Certificate as a Short-Term Savings Vehicle

Because the Certificate provides for an accumulation of a Certificate Fund as well as a Death Benefit, you may wish to use it for various insurance planning purposes. Purchasing the Certificate for such purposes may involve certain risks.

For example, a life insurance contract could play an important role in helping you to meet the future costs of a child’s education. The Certificate’s Death Benefit could be used to provide for education costs should something happen to you, and its investment features could help you accumulate savings. However, if the Variable Investment Options you choose perform poorly, if you do not pay sufficient premiums, or if you access the values in your Certificate through withdrawals or loans, your Certificate may lapse or you may not accumulate the funds you need.

The Certificate is designed to provide benefits on a long-term basis. Consequently, you should not purchase the Certificate as a short-term investment or savings vehicle. Because of the long-term nature of the Certificate, you should consider whether purchasing the Certificate is consistent with the purpose for which it is being considered.

Risks of Taking Withdrawals

You may withdraw part of your Certificate’s Cash Surrender Value, so long as the amount withdrawn is at least $200. However, you must leave enough in your Certificate Fund (less any Certificate Debt and outstanding charges) to pay the next month’s charges

You may not repay any amount that you withdraw from the Certificate’s Cash Surrender Value, so withdrawals will reduce the amount of your Death Benefit but you generally can make additional premium payments. Accessing your Certificate’s Cash Surrender Value through withdrawals may increase the chance that your certificate will lapse. Withdrawal of the Cash Surrender Value may have tax consequences. See TAXES.
Risks of Taking a Loan

Taking a loan from your Certificate may increase the risk that your Certificate will lapse, will have a permanent impact on your Certificate Fund, and will reduce the Death Benefit. If your loan plus accrued interest exceeds the value of your Certificate Fund, you will not have enough money in your Certificate Fund to cover the month’s charges. If we pay a death claim while a loan is outstanding, we will reduce the Death Benefit by the amount of the loan plus any accrued interest. If you repay a loan by using the Certificate Fund, we will treat the repayment as a withdrawal from the Certificate Fund, which may have tax consequences. If you have a loan outstanding when you surrender your Certificate, or when you allow your Certificate to lapse, the amount you borrowed may become taxable. In addition, if your Certificate is classified as a Modified Endowment Contract for tax purposes, taking a loan may be treated as a distribution of income for tax purposes and may have tax consequences. See TAXES.

Effect of Premium Payments on Tax Status

If you pay additional premiums, we may need to increase your Death Benefit (and corresponding cost of insurance charges) to continue to qualify it as life insurance for federal tax purposes. Also, if you make premium payments above certain limits, the tax status of the insurance may change to that of a Modified Endowment Contract under the Internal Revenue Code, as amended ("Internal Revenue Code"). That status could have significant disadvantages from a tax standpoint. We have procedures designed to identify most situations in which a premium payment would cause your Certificate to be treated as a Modified Endowment Contract. When we identify such a situation, we generally will notify you and ask whether you want us to refund the premium payment. If you fail to respond within a reasonable time, we will continue to process the premium payment as usual.

If you have notified us in the past 13 months that you want us to refund excess premium payments causing Modified Endowment Contract treatment and we receive any excess payment which is less than $100.00, then we may, without additional notification by you, sell the minimum number of units necessary so as not to cause your Certificate to be treated as a Modified Endowment Contract.

We reserve the right to return any premium payment that would cause your insurance to fail to qualify as life insurance under applicable tax laws, or that would increase the Death Benefit by more than it increases the Certificate Fund. See TAXES.

Replacing Your Life Insurance

You should know that in most instances, it is not in your best interest to replace one life insurance policy with another one. When you need additional life insurance, it is usually better for you to add coverage, either by asking for a new policy or by buying additional insurance, than it is for you to replace a policy. In that way, you don’t lose benefits under the policy you already have.
If you are thinking about replacing a life insurance policy you already have so that you can obtain Group Variable Universal Life Insurance, you should consider your choices carefully. Compare the costs and benefits of adding coverage to your current policy against the costs and benefits of Group Variable Universal Life Insurance. You should also get advice from a tax adviser.

The Variable Investment Options

You may choose to invest your Certificate’s premiums and its earnings in one or more of the available Variable Investment Options. You may also invest in the Fixed Account option. The Fixed Account is the only investment option that offers a guaranteed rate of return. See The Funds and The Fixed Account.

The Separate Account invests in the shares of one or more open-end management investment companies registered under the Investment Company Act of 1940.  Each Variable Investment Option, which invests in a Fund, has its own investment objective and associated risks, which are described in the accompanying Fund prospectuses. The income, gains, and losses of one Variable Investment Option have no effect on the investment performance of any other Variable Investment Option.

We do not promise that the Funds will meet their investment objectives. Amounts you allocate to the Variable Investment Options may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Variable Investment Options that you choose. You bear the investment risk that the Funds may not meet their investment objectives. You also bear the risk that the Fund’s investment adviser may restrict investment in the fund, and even close the Fund, at their discretion. For a detailed discussion of the investment policies, objectives and strategies, and the investment risks associated with each Fund, please read the Fund’s current prospectus.

Learn More about the Funds
	Before allocating amounts to the Variable Investment Options, you should read the Funds’ current prospectuses for detailed information concerning their investment objectives and strategies, and their investment risks.
Item 10. Standard Death Benefits (N-6) [Table Text Block]
DEATH BENEFITS
The Death Benefit will generally equal the Face Amount plus the Certificate Fund. Favorable investment performance and additional premium payments will generally increase your Certificate's Death Benefit and Cash Surrender Value. As long as the Certificate is not in default and there is no Certificate Debt, the Death Benefit may not fall below the Face Amount stated in the Certificate. Certificate Owners should note that any withdrawal will generally result in a reduction of the Death Benefit. You may at any time increase your Death Benefit by making additional premium payments, subject to tax limits. See Withdrawals. We may increase the Death Benefit to ensure that the Certificate will satisfy the Internal Revenue Service ("IRS") definition of life insurance. See Cost Of Insurance, PREMIUMS, and Cash Surrender Value.

The way in which the Cash Surrender Value and Death Benefit will change depends significantly upon the investment results that are actually achieved.
When Death Benefit Proceeds Are Paid

Generally, we will pay any Death Benefit to the beneficiary you have named after all the documents required for such a payment are received in Good Order at the office designated to receive that request. The Death Benefit is determined as of the date of death. If we do not receive instructions on where to send the death benefit payment within 5 years (or less where required by state law) of the date of death, the funds will be escheated.
Amount Of The Death Benefit

The Death Benefit is the Face Amount of insurance plus the value of the Certificate Fund as of the date of death minus any Certificate Debt and any past due monthly charges. But, the Death Benefit will not be less than the Face Amount of insurance shown plus the amount of any additional insurance benefit, if the Covered Person’s insurance is not in default and there is no Certificate Debt. If the date of death is not a business day, the Subaccount portion of the Certificate Fund will be valued using the next Business Day.

When a Covered Person attains age 100, the person’s Death Benefit will be equal to the Certificate Fund, less any Certificate Debt outstanding and any past due monthly charges. The Face Amount of insurance ends, the monthly Expense Charges for the Cost of Insurance will no longer be required and Prudential will no longer accept premiums.
Adjustment In The Death Benefit

The Certificate Fund may have grown to the point where we would need to increase the Death Benefit to be certain that the insurance will meet the Internal Revenue Code's definition of life insurance using the “Cash Value Accumulation Test.”

If that were the case for your Certificate, we would increase the Death Benefit (before we deduct any Certificate Debt and outstanding charges) to make it equal to the Certificate Fund divided by the Net Single Premium per dollar of insurance for the Covered Person’s Attained Age. For this purpose, we base the Net Single Premium on the 2017 CSO Table, and the interest rate required under Section 7702 of the Internal Revenue Code based on the issue date of the Certificate. See FEE TABLE section above.
Death Claim Settlement Options

Prudential may make a range of settlement and payment options available to group life insurance beneficiaries. The standard method of settling group life insurance benefits for the AICPA Insurance Trust is payment via a lump sum check.

The following settlement options are also available (please note availability of options is subject to change). If the beneficiary elects one of these settlement options, the tax treatment of the Death Benefit may be different than it would have been had the option not been elected. Please consult your tax advisor for advice.
Prudential's Alliance Account®

Another way of settling claims of $5,000 or more in total benefits is via a retained asset account, whereby Prudential establishes an interest bearing Alliance Account® in the beneficiary’s name while the funds are held in Prudential’s general account. The full amount of life insurance proceeds payable to the claimant is settled in a single distribution by the establishment of Prudential’s Alliance Account®. Beneficiaries are notified of claim approval resulting in settlement via Prudential's Alliance Account® and are mailed a welcome kit containing a personalized draft book with drafts that the beneficiary can use as he/she would use bank checks. Prudential's Alliance Account® kits also contain disclosures explaining the operation of the account. The beneficiary can access all funds immediately by writing a draft for the entire amount, may leave funds in the account as long as desired, and preserves the ability to transfer all or some funds to other settlement options as available. Statements are mailed at least quarterly, or as frequently as monthly based on activity in the account. Prudential's Alliance Account® has no monthly charges, per draft charges or draft reorder charges but may incur fees for special services such as stop payment requests, requests for draft copies, or requests for priority delivery of additional drafts; a complete list of applicable fees is available upon request.

Prudential's Alliance Account® begins earning interest immediately and continues earning interest until all funds are withdrawn or the account is closed based on any minimum balance requirement, in which event a close-out check is sent to the beneficiary. Interest is accrued daily, compounded daily, and credited monthly. The interest rate may change at any time, subject to a minimum rate applicable for successive 90 day periods, and is adjusted at Prudential’s discretion based on variable economic factors and may be more or less than the rate Prudential earns on the funds in the account. Changes in the minimum interest rate, if any, are communicated to Prudential's Alliance accountholders in advance via their quarterly statements or by calling customer support. Prudential Alliance Account® includes dedicated customer support and accountholders can obtain information 24-hours a day via an automated system. State law requires that if there is no account activity and we have not had contact with the accountholder after a number of years (which time period varies by state), the account may be considered dormant. If the Prudential Alliance Account® becomes dormant, the accountholder will be mailed a check for the remaining balance plus interest, at their last address shown on our records. If the accountholder does not timely cash that check, their funds will be transferred to the state as unclaimed property. If the funds are transferred to the state, the accountholder may claim those funds from the state but they may be charged a fee by the state. Once the funds are transferred to the state, we no longer have any liability with respect to the accountholder’s Prudential's Alliance Account®.

Prudential's Alliance Account® is backed by the financial strength of The Prudential Insurance Company of America. All funds are held within Prudential’s general account. It is not FDIC insured because it is not a bank product. Funds held in Prudential's Alliance Account are guaranteed by State Guaranty Associations. Please contact the National Organization of Life and Health Insurance Guaranty Associations (www.nolhga.com) to learn more about coverage or limitations. State Guaranty Fund coverages are not determined by Prudential. For further information, the State Department of Insurance may also be contacted. Prudential may contract with third parties to provide check clearing, account servicing and processing support. Prudential's Alliance Account® is not available for payments less than $5,000 in total benefits, payments to individuals residing outside the United States and its territories, nor certain other payments. These payments will be paid by check. Beneficiaries may wish to consult a tax advisor regarding interest earned on the account.

Prudential’s Alliance Account® is a registered trademark of The Prudential Insurance Company of America. Questions about Prudential’s Alliance Account® can be directed to Alliance Customer Service toll free at 877-255-4262 or by writing to Prudential's Alliance Account®, PO BOX 535486, Pittsburgh, PA 15253.

Payments for a Fixed Period
The Death Benefit plus interest may be paid over a fixed number of years (1 to 25) either monthly, quarterly, semi-annually, or annually. The payment amount will be higher or lower depending on the period selected and the interest rate may change. Beneficiaries may withdraw the total present value of payments not yet made at any time.

Payments in Installments for Life

The Death Benefit may provide monthly payments in installments for as long as the beneficiary lives. Beneficiaries may choose a guaranteed minimum payment period (5, 10, or 20 years) or an installment refund, which will guarantee that the sum of the payments equals the amount of the Death Benefit payable under this option. If the beneficiary dies before Prudential has made all guaranteed payments, we will pay the present value of the remaining guaranteed payments to a payee your beneficiary designates. If your beneficiary does not choose a payment period, no Death Benefits will be paid.
Payment of a Fixed Amount

The beneficiary may choose an income payment of a stated amount either monthly, quarterly, semi-annually, or annually. Prudential will make the payment until the proceeds and interest earned are fully paid. Your beneficiary receives a guaranteed specified sum for a limited number of years. The interest rate can change. Any interest credited will be used to extend the payment period.

Under each of the previously-mentioned alternative options, each payment must generally be at least $20.

Interest Income

All or part of the proceeds may be left with Prudential to earn interest, which can be paid annually, semi-annually, quarterly, or monthly. The minimum deposit is $1,000. This option allows your beneficiary to choose another settlement option at a later time. Withdrawals of $100 or more (including the entire unpaid Death Benefit) can be made at any time.

Lump Sum Check

Your beneficiary may choose to receive the full death benefit in a single lump sum check.
Changes In Face Amount Of Insurance

The Face Amount of insurance may increase or decrease. You may choose to increase or decrease the Face Amount of your insurance at certain times according to the Group Contract and Prudential's rules. The Face Amount may also decrease automatically when you reach age 75 and age 80. Here are some general statements about changes in your Face Amount of insurance. You should read your Certificate to learn how changes work in your case.

When your Face Amount of insurance changes - whether it increases or decreases - the change may cause your insurance to be treated as a Modified Endowment Contract under the Internal Revenue Code. When we identify such a situation, we generally will notify you and ask whether you want us to process the Face Amount of insurance change. When you respond to this notification, we will process the change as you have requested in your response as of the date we receive your response. Also, a decrease in coverage may limit the amount of premiums that you may contribute in the future. See TAXES. You should consult your tax adviser before you change the Face Amount of your insurance.

Increases in Face Amount

Whether you are eligible to increase the Face Amount will depend on several factors at the time you request an increase. These factors include:

•your current Face Amount;.

•your age;

•your AICPA membership;

•your State Society of CPA membership; and

•the schedule of coverage available.
When we receive a request to increase the Face Amount of insurance, Prudential may ask questions about the Covered Person's health, or require the Covered Person to have a medical exam, before the increase can become effective. Based on the answers to the questions or on the exam, Prudential may not allow the increase.

An increase in the Face Amount will result in higher insurance charges because our Net Amount at Risk will increase.

Decreases in Face Amount

Whether you are eligible to decrease the Face Amount will depend on several factors at the time you request a decrease. These factors include:

•The reduced Face Amount must be a scheduled amount available to you.
•A Participant may not decrease the Face Amount to below the minimum amount required to maintain status as life insurance under federal tax laws.

•The Face Amount may decrease automatically when you attain ages 75 and 80.

We will calculate the change in the Face Amount at the end of the first Business Day on or after the receipt of your instructions to decrease the Face Amount or when you attain age 75 or 80. The actual decrease will generally take effect on the first Monthly Deduction Date after that. Sometimes it may take an additional month before the charges change. If that happens, we will adjust the amount we deduct the first month after the decrease takes effect to credit you for any extra monthly charges we deducted the previous month.

How We Calculate the Face Amount of Your Insurance When You Reach Age 75 and Age 80

When you reach age 75, we will reduce the Face Amount to:

1.Five times the value of the Certificate Fund, or

2. 75% of the Face Amount prior to age 75, whichever is greater

When you reach age 80, we will reduce the Face Amount to:

1.Five times the value of the Certificate Fund, or

2. 50% of the Face Amount prior to age 75, whichever is greater

Once the Face Amount is recalculated, it will be rounded to the next highest $1,000 increment subject to a $50,000 minimum. Reductions at ages 75 and above do not affect preferred rate eligibility as long as the reduced Face Amount is at least $188,000. We will determine the amount of any reduction that occurs due to your attainment of an age on the later of (1) the Contract Anniversary coinciding with or next following your attainment of the reduction age and (2) the Contract Anniversary (October 1) on or after the tenth anniversary of the day on which you became insured for GVUL under the Group Contract. If you are age 75 or older when your certificate is effective, then the "How We Calculate the Face Amount of Your Insurance When You Reach Age 75 and Age 80" calculations will use your initial Face Amount.

The value of the Certificate Fund used in determining the reduced Face Amount will be calculated on the last Business Day prior to the effective date of the reduction.

But in no event will your ultimate Face Amount of insurance, as determined above, exceed your amount of insurance on the day prior to your attainment of the reduction age. Nor will your amount of insurance at any time be reduced to an amount below an amount required to keep the coverage within the definition of the life insurance under the Internal Revenue Code, or successor law, without reducing the Certificate Fund.

Standard Death Benefit [Text Block]
The Death Benefit will generally equal the Face Amount plus the Certificate Fund. Favorable investment performance and additional premium payments will generally increase your Certificate's Death Benefit and Cash Surrender Value. As long as the Certificate is not in default and there is no Certificate Debt, the Death Benefit may not fall below the Face Amount stated in the Certificate. Certificate Owners should note that any withdrawal will generally result in a reduction of the Death Benefit. You may at any time increase your Death Benefit by making additional premium payments, subject to tax limits. See Withdrawals. We may increase the Death Benefit to ensure that the Certificate will satisfy the Internal Revenue Service ("IRS") definition of life insurance. See Cost Of Insurance, PREMIUMS, and Cash Surrender Value.

The way in which the Cash Surrender Value and Death Benefit will change depends significantly upon the investment results that are actually achieved.
When Death Benefit Proceeds Are Paid

Generally, we will pay any Death Benefit to the beneficiary you have named after all the documents required for such a payment are received in Good Order at the office designated to receive that request. The Death Benefit is determined as of the date of death. If we do not receive instructions on where to send the death benefit payment within 5 years (or less where required by state law) of the date of death, the funds will be escheated.
Amount Of The Death Benefit

The Death Benefit is the Face Amount of insurance plus the value of the Certificate Fund as of the date of death minus any Certificate Debt and any past due monthly charges. But, the Death Benefit will not be less than the Face Amount of insurance shown plus the amount of any additional insurance benefit, if the Covered Person’s insurance is not in default and there is no Certificate Debt. If the date of death is not a business day, the Subaccount portion of the Certificate Fund will be valued using the next Business Day.

When a Covered Person attains age 100, the person’s Death Benefit will be equal to the Certificate Fund, less any Certificate Debt outstanding and any past due monthly charges. The Face Amount of insurance ends, the monthly Expense Charges for the Cost of Insurance will no longer be required and Prudential will no longer accept premiums.
Adjustment In The Death Benefit

The Certificate Fund may have grown to the point where we would need to increase the Death Benefit to be certain that the insurance will meet the Internal Revenue Code's definition of life insurance using the “Cash Value Accumulation Test.”

If that were the case for your Certificate, we would increase the Death Benefit (before we deduct any Certificate Debt and outstanding charges) to make it equal to the Certificate Fund divided by the Net Single Premium per dollar of insurance for the Covered Person’s Attained Age. For this purpose, we base the Net Single Premium on the 2017 CSO Table, and the interest rate required under Section 7702 of the Internal Revenue Code based on the issue date of the Certificate. See FEE TABLE section above.
Death Claim Settlement Options

Prudential may make a range of settlement and payment options available to group life insurance beneficiaries. The standard method of settling group life insurance benefits for the AICPA Insurance Trust is payment via a lump sum check.

The following settlement options are also available (please note availability of options is subject to change). If the beneficiary elects one of these settlement options, the tax treatment of the Death Benefit may be different than it would have been had the option not been elected. Please consult your tax advisor for advice.
Prudential's Alliance Account®

Another way of settling claims of $5,000 or more in total benefits is via a retained asset account, whereby Prudential establishes an interest bearing Alliance Account® in the beneficiary’s name while the funds are held in Prudential’s general account. The full amount of life insurance proceeds payable to the claimant is settled in a single distribution by the establishment of Prudential’s Alliance Account®. Beneficiaries are notified of claim approval resulting in settlement via Prudential's Alliance Account® and are mailed a welcome kit containing a personalized draft book with drafts that the beneficiary can use as he/she would use bank checks. Prudential's Alliance Account® kits also contain disclosures explaining the operation of the account. The beneficiary can access all funds immediately by writing a draft for the entire amount, may leave funds in the account as long as desired, and preserves the ability to transfer all or some funds to other settlement options as available. Statements are mailed at least quarterly, or as frequently as monthly based on activity in the account. Prudential's Alliance Account® has no monthly charges, per draft charges or draft reorder charges but may incur fees for special services such as stop payment requests, requests for draft copies, or requests for priority delivery of additional drafts; a complete list of applicable fees is available upon request.

Prudential's Alliance Account® begins earning interest immediately and continues earning interest until all funds are withdrawn or the account is closed based on any minimum balance requirement, in which event a close-out check is sent to the beneficiary. Interest is accrued daily, compounded daily, and credited monthly. The interest rate may change at any time, subject to a minimum rate applicable for successive 90 day periods, and is adjusted at Prudential’s discretion based on variable economic factors and may be more or less than the rate Prudential earns on the funds in the account. Changes in the minimum interest rate, if any, are communicated to Prudential's Alliance accountholders in advance via their quarterly statements or by calling customer support. Prudential Alliance Account® includes dedicated customer support and accountholders can obtain information 24-hours a day via an automated system. State law requires that if there is no account activity and we have not had contact with the accountholder after a number of years (which time period varies by state), the account may be considered dormant. If the Prudential Alliance Account® becomes dormant, the accountholder will be mailed a check for the remaining balance plus interest, at their last address shown on our records. If the accountholder does not timely cash that check, their funds will be transferred to the state as unclaimed property. If the funds are transferred to the state, the accountholder may claim those funds from the state but they may be charged a fee by the state. Once the funds are transferred to the state, we no longer have any liability with respect to the accountholder’s Prudential's Alliance Account®.

Prudential's Alliance Account® is backed by the financial strength of The Prudential Insurance Company of America. All funds are held within Prudential’s general account. It is not FDIC insured because it is not a bank product. Funds held in Prudential's Alliance Account are guaranteed by State Guaranty Associations. Please contact the National Organization of Life and Health Insurance Guaranty Associations (www.nolhga.com) to learn more about coverage or limitations. State Guaranty Fund coverages are not determined by Prudential. For further information, the State Department of Insurance may also be contacted. Prudential may contract with third parties to provide check clearing, account servicing and processing support. Prudential's Alliance Account® is not available for payments less than $5,000 in total benefits, payments to individuals residing outside the United States and its territories, nor certain other payments. These payments will be paid by check. Beneficiaries may wish to consult a tax advisor regarding interest earned on the account.

Prudential’s Alliance Account® is a registered trademark of The Prudential Insurance Company of America. Questions about Prudential’s Alliance Account® can be directed to Alliance Customer Service toll free at 877-255-4262 or by writing to Prudential's Alliance Account®, PO BOX 535486, Pittsburgh, PA 15253.

Payments for a Fixed Period
The Death Benefit plus interest may be paid over a fixed number of years (1 to 25) either monthly, quarterly, semi-annually, or annually. The payment amount will be higher or lower depending on the period selected and the interest rate may change. Beneficiaries may withdraw the total present value of payments not yet made at any time.

Payments in Installments for Life

The Death Benefit may provide monthly payments in installments for as long as the beneficiary lives. Beneficiaries may choose a guaranteed minimum payment period (5, 10, or 20 years) or an installment refund, which will guarantee that the sum of the payments equals the amount of the Death Benefit payable under this option. If the beneficiary dies before Prudential has made all guaranteed payments, we will pay the present value of the remaining guaranteed payments to a payee your beneficiary designates. If your beneficiary does not choose a payment period, no Death Benefits will be paid.
Payment of a Fixed Amount

The beneficiary may choose an income payment of a stated amount either monthly, quarterly, semi-annually, or annually. Prudential will make the payment until the proceeds and interest earned are fully paid. Your beneficiary receives a guaranteed specified sum for a limited number of years. The interest rate can change. Any interest credited will be used to extend the payment period.

Under each of the previously-mentioned alternative options, each payment must generally be at least $20.

Interest Income

All or part of the proceeds may be left with Prudential to earn interest, which can be paid annually, semi-annually, quarterly, or monthly. The minimum deposit is $1,000. This option allows your beneficiary to choose another settlement option at a later time. Withdrawals of $100 or more (including the entire unpaid Death Benefit) can be made at any time.

Lump Sum Check

Your beneficiary may choose to receive the full death benefit in a single lump sum check.
Changes In Face Amount Of Insurance

The Face Amount of insurance may increase or decrease. You may choose to increase or decrease the Face Amount of your insurance at certain times according to the Group Contract and Prudential's rules. The Face Amount may also decrease automatically when you reach age 75 and age 80. Here are some general statements about changes in your Face Amount of insurance. You should read your Certificate to learn how changes work in your case.

When your Face Amount of insurance changes - whether it increases or decreases - the change may cause your insurance to be treated as a Modified Endowment Contract under the Internal Revenue Code. When we identify such a situation, we generally will notify you and ask whether you want us to process the Face Amount of insurance change. When you respond to this notification, we will process the change as you have requested in your response as of the date we receive your response. Also, a decrease in coverage may limit the amount of premiums that you may contribute in the future. See TAXES. You should consult your tax adviser before you change the Face Amount of your insurance.

Increases in Face Amount

Whether you are eligible to increase the Face Amount will depend on several factors at the time you request an increase. These factors include:

•your current Face Amount;.

•your age;

•your AICPA membership;

•your State Society of CPA membership; and

•the schedule of coverage available.
When we receive a request to increase the Face Amount of insurance, Prudential may ask questions about the Covered Person's health, or require the Covered Person to have a medical exam, before the increase can become effective. Based on the answers to the questions or on the exam, Prudential may not allow the increase.

An increase in the Face Amount will result in higher insurance charges because our Net Amount at Risk will increase.

Decreases in Face Amount

Whether you are eligible to decrease the Face Amount will depend on several factors at the time you request a decrease. These factors include:

•The reduced Face Amount must be a scheduled amount available to you.
•A Participant may not decrease the Face Amount to below the minimum amount required to maintain status as life insurance under federal tax laws.

•The Face Amount may decrease automatically when you attain ages 75 and 80.

We will calculate the change in the Face Amount at the end of the first Business Day on or after the receipt of your instructions to decrease the Face Amount or when you attain age 75 or 80. The actual decrease will generally take effect on the first Monthly Deduction Date after that. Sometimes it may take an additional month before the charges change. If that happens, we will adjust the amount we deduct the first month after the decrease takes effect to credit you for any extra monthly charges we deducted the previous month.

How We Calculate the Face Amount of Your Insurance When You Reach Age 75 and Age 80

When you reach age 75, we will reduce the Face Amount to:

1.Five times the value of the Certificate Fund, or

2. 75% of the Face Amount prior to age 75, whichever is greater

When you reach age 80, we will reduce the Face Amount to:

1.Five times the value of the Certificate Fund, or

2. 50% of the Face Amount prior to age 75, whichever is greater

Once the Face Amount is recalculated, it will be rounded to the next highest $1,000 increment subject to a $50,000 minimum. Reductions at ages 75 and above do not affect preferred rate eligibility as long as the reduced Face Amount is at least $188,000. We will determine the amount of any reduction that occurs due to your attainment of an age on the later of (1) the Contract Anniversary coinciding with or next following your attainment of the reduction age and (2) the Contract Anniversary (October 1) on or after the tenth anniversary of the day on which you became insured for GVUL under the Group Contract. If you are age 75 or older when your certificate is effective, then the "How We Calculate the Face Amount of Your Insurance When You Reach Age 75 and Age 80" calculations will use your initial Face Amount.

The value of the Certificate Fund used in determining the reduced Face Amount will be calculated on the last Business Day prior to the effective date of the reduction.

But in no event will your ultimate Face Amount of insurance, as determined above, exceed your amount of insurance on the day prior to your attainment of the reduction age. Nor will your amount of insurance at any time be reduced to an amount below an amount required to keep the coverage within the definition of the life insurance under the Internal Revenue Code, or successor law, without reducing the Certificate Fund.

Item 11. Other Benefits Available (N-6) [Text Block]
ADDITIONAL INSURANCE BENEFITS AVAILABLE UNDER THE CONTRACT

In addition to the standard death benefit(s) associated with your Certificate, other standard and/or optional benefits may also be available to you. The following table summarizes information about those additional insurance benefits. Information about applicable fees associated with each benefit included in this table may be found in the FEE TABLE.

Name Of Benefit	Purpose	Is Benefit Standard Or Optional	Brief Description Of Restrictions/Limitations
Accelerated Benefit Option	Provides for an early lump sum payment of part of the Certificate's Death Benefit when the Covered Person is diagnosed as being terminally ill.	Standard
•Subject to certain eligibility requirements, and approval of the claim.
•We will not pay an accelerated benefit option if you are required to elect it to meet the claims of creditors or to obtain a government benefit.

Child Term Benefit	Provides term life insurance coverage on qualified dependents.	Optional	•Dependent(s) must be unmarried, living at birth, and less than 25 years old. •Will reduce the amount of the annual refund that could otherwise be received from your Group Contract Holder.
The following additional insurance benefits are available to you, either automatically or as options.
Accelerated Benefit Option

You are automatically covered for the Accelerated Benefit Option. Under an accelerated benefit option (referred to in your Certificate as Option to Accelerate Payment of Certain Death Benefits), you can elect to receive an early lump sum payment of part of the Certificate's Death Benefit when the Covered Person is diagnosed as being terminally ill. "Terminally ill" means the Covered Person has a life expectancy of 6 months or less. You must give Prudential satisfactory evidence that the Covered Person is terminally ill.

The amount of the accelerated payment will be equal to a portion of the Covered Person's Net Amount at Risk or Face Amount or Paid-up Coverage, plus a portion of the Covered Person's Certificate Fund. Generally, the minimum election is the lesser of 25% of the Face Amount or Paid-up Coverage and $50,000 and the maximum election is the lesser of 75% of the Face Amount or Net Amount at Risk or Paid-up Coverage and $1,000,000. If you elect to receive payment under the Accelerated Benefit Option, then the total amount otherwise payable on the Covered Person's death will be reduced by the amount of the accelerated payment.

We will not pay an accelerated benefit if coverage was assigned or if you are required to elect it to meet the claims of creditors or to obtain a government benefit. We can furnish details about the amount of accelerated benefit that is available to you. Unless required by law, you can no longer request an increase in the Face Amount of your Certificate once you have elected to receive an accelerated benefit. The amount of future premium payments you can make may also be limited.

Adding the Accelerated Benefit Option to your Certificate will not affect the way you are taxed. This income tax exclusion may not apply if the benefit is paid to someone other than the Participant. But, if you actually receive proceeds from the Accelerated Benefit Option, it could have tax consequences and may affect your eligibility for certain government benefits or entitlements. In general, the accelerated benefit option is excluded from income if the Covered Person is terminally ill or chronically ill as defined in the tax law (although the exclusion in the latter case may be limited). You should consult a tax adviser before you elect to receive this benefit.

Example:
Shown below is a hypothetical example of how an accelerated benefit under the terminal illness option (having a life expectancy that is six months or less) will impact the Certificate. The figures used are for illustrative purposes only and are not guaranteed.

In this hypothetical example assume (1) a Death Benefit of $200,000, (2) an insured with an assumed life expectancy of 6 months. Certificate Debt is subtracted from the accelerated benefit.
	Certificate values before acceleration of Death Benefit:	Certificate values after acceleration of Death Benefit:
		75% Accelerated	50% Accelerated
	- - -	25% Death Benefit	50% Death Benefit

Accelerated Benefit:	-	$158,370.00	$105,580.00
Insurance Amount:	$200,000.00	$50,000.00	$100,000.00
Certificate Debt:	$1,040.00	$260.00	$520.00
Insurance Amount Net of Debt:	$198,960.00	$49,740.00	$99,480.00
Certificate Fund:	$12,200.00	$3,050.00	$6,100.00
Surrender Charge:	$0.00	$0.00	$0.00
Death Benefit:	$211,160.00	$52,790.00	$105,580.00
Child Term Benefit

You may choose a child term insurance benefit. This life insurance benefit covers your dependent child or children. The child must be unmarried, living at birth and less than 25 years old. You should refer to your Certificate to learn the details of any benefit that may be available to you.

If you choose this optional benefit, it will reduce the amount of the annual cash refund that you could otherwise receive from your Group Contract Holder.

Benefits Available [Table Text Block]

Name Of Benefit	Purpose	Is Benefit Standard Or Optional	Brief Description Of Restrictions/Limitations
Accelerated Benefit Option	Provides for an early lump sum payment of part of the Certificate's Death Benefit when the Covered Person is diagnosed as being terminally ill.	Standard
•Subject to certain eligibility requirements, and approval of the claim.
•We will not pay an accelerated benefit option if you are required to elect it to meet the claims of creditors or to obtain a government benefit.

Child Term Benefit	Provides term life insurance coverage on qualified dependents.	Optional	•Dependent(s) must be unmarried, living at birth, and less than 25 years old. •Will reduce the amount of the annual refund that could otherwise be received from your Group Contract Holder.

Item 18. Portfolio Companies (N-6) [Text Block]
APPENDIX A: Funds Available Under the Contract
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://www.prudential.com/employers/group-insurance/gvul-funds. You can also request this information at no cost by calling 800-944-8786. Fund prospectuses and other information are also available from a financial intermediary (such as an insurance sales agent or broker-dealer) through which the Contract may be purchased or sold.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2022
			1 year	5 year	10 year
Specialty	AST Cohen & Steers Realty Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Cohen & Steers Capital Management, Inc.	1.08%^	(25.36)%	5.30%	7.39%
Global/International	Templeton Global Bond VIP Fund (Class 2) - Franklin Advisers, Inc.	0.77%^	(4.95)%	(2.32)%	(0.78)%
Small Blend	LVIP JPMorgan Small Cap Core Fund (Standard Class) (includes all assets from JPMorgan Insurance Trust Small Cap Core Portfolio) - Lincoln Financial Investments Corporation / J.P. Morgan Investment Management, Inc.	0.76%	(19.35)%	4.07%	9.59%
Diversified Emerging Mkts	Lazard Retirement Emerging Markets Equity Portfolio (Service) - Lazard Asset Management LLC	1.38%	(15.12)%	(3.19)%	(0.12)%
Global/International	Lazard Retirement International Equity Portfolio (Service) - Lazard Asset Management LLC	1.11%^	(15.01)%	0.28%	3.41%
Small Blend	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio (Service) - Lazard Asset Management LLC	1.15%^	(15.52)%	4.04%	8.94%
Specialty	Neuberger Berman AMT Sustainable Equity Portfolio (Class I) - Neuberger Berman Investment Advisers LLC	0.93%	(18.45)%	7.40%	10.89%
Tactical Allocation	PIMCO All Asset Portfolio (Administrative Class) - Pacific Investment Management Company LLC / Research Affilates, LLC	1.54%^	(11.84)%	3.22%	3.25%
Intermediate Core-Plus Bond	PIMCO Total Return Portfolio (Administrative Class) - Pacific Investment Management Company LLC	0.67%	(14.30)%	(0.18)%	0.92%
Money Market	PSF PGIM Government Money Market Portfolio (Class I) -PGIM Investments LLC / PGIM Fixed Income	0.32%	1.39%	1.03%	0.58%
Large-Cap Blend	PSF Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.29%	(18.34)%	9.11%	12.25%
^ The Fund’s annual current expense reflects temporary fee reductions

.

Temporary Fee Reductions, Current Expenses [Text Block]	^ The Fund’s annual current expense reflects temporary fee reductions
Risk of Loss [Member]
Prospectus:
Risk [Text Block]		You can lose money by investing in the Certificate. For more information please refer to the SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.
Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Certificate is subject to the risk of poor investment performance and can vary depending on the performance of the Funds available under the Certificate, each of which has its own unique risks. You should review the Funds’ prospectuses before making an investment decision. Fund prospectuses are available at https://www.prudential.com/employers/group-insurance/gvul-funds/ or by calling 800-562-9874. For more information on the Funds, please refer to the SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section and The Funds subsection of this prospectus.
Not a Short-Term Investment [Member]
Prospectus:
Risk [Text Block]	The Certificate is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Certificate is designed to provide benefits on a long-term basis. Consequently, you should not use the Certificate as a short-term investment or savings vehicle. Because of the long-term nature of the Certificate, you should consider whether purchasing the Certificate is consistent with the purpose for which it is being considered. For more information please refer to the SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.
Insurance Company Risks [Member]
Prospectus:
Risk [Text Block]	An investment in the Certificate is subject to the risks related to Prudential. Any obligations (including under the Fixed Rate Account), guarantees, or benefits are subject to the claims-paying ability of Prudential. More information about Prudential, including its financial strength ratings, is available upon request and at www.investor.prudential.com/ratings. For more information please refer to the GENERAL DESCRIPTIONS OF THE PRUDENTIAL INSURANCE COMPANY, THE REGISTRANT, AND THE FUNDS section of this prospectus.
Contract Lapse [Member]
Prospectus:
Risk [Text Block]
In general, your Certificate will remain in force as long as the balance in your Certificate Fund (less any Certificate Debt and outstanding charges) is enough to pay the monthly charges when due. If the Certificate Fund balance is not enough, Prudential will send you a notice to tell you that your insurance is going to end, how much you must pay to stop it from ending, and when you must pay. This payment must be received by the end of the grace period, or the Certificate will no longer have any value.
You may request reinstatement of a lapsed Certificate any time within three years after the end of the grace period upon the completion of certain conditions, including a premium payment that is at least enough, after deduction of any charges that apply, to pay the monthly charges going forward for two months.
For more information please refer to the LAPSE AND REINSTATEMENT section of this prospectus.

Certificate Values are not Guaranteed Risk [Member]
Prospectus:
Principal Risk [Text Block]
Certificate Values are not Guaranteed

Your benefits (including life insurance) are not guaranteed. The value of your Certificate Fund will vary with the performance of the investment options you select. There is no guarantee that the Variable Investment Options will meet their investment objectives, so your Death Benefit could go down if the investment options in your Certificate Fund have poor investment performance. Poor investment performance could cause your Certificate to lapse, and you could lose your insurance. If you prefer to reduce the risks that come with investing in the variable options, you can choose to direct some of your premium payments or the amounts in your Certificate Fund to the Fixed Account.

Because the Certificate provides for an accumulation of a Certificate Fund as well as a Death Benefit, you may wish to use it for various financial planning purposes. Purchasing the Certificate for such purposes may involve certain risks. Accessing the values in your Certificate through withdrawals and Certificate loans may significantly affect current and future Certificate values or Death Benefit proceeds and may increase the chance that your Certificate will lapse. If your Certificate lapses and you have an outstanding Certificate loan, there may be tax consequences. See the Taxes section.

Increase in Charges Risk [Member]
Prospectus:
Principal Risk [Text Block]
Increase in Charges

Certain fees and expenses currently are assessed at less than their guaranteed maximum levels. We may in the future increase these current charges up to the guaranteed maximum levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep your Certificate in force. We will supplement this prospectus to reflect any increase in a current charge, up to the maximum charge, before the change is implemented.

Certificate Lapse Risk [Member]
Prospectus:
Principal Risk [Text Block]
Certificate Lapse

Each month we determine the value of your Certificate Fund. If the Certificate Fund is zero, the Certificate may end (in insurance terms, it will “lapse”). Your Certificate will also end if the Certificate Debt ever grows to be equal to or more than the Certificate Fund less any outstanding charges. Should this happen, Aon Securities LLC will notify you of the payment you need to make to prevent your insurance from terminating. Currently, Aon Securities LLC must receive your payment by the later of 91 days after the Monthly Deduction Date, or 30 days after the date Aon Securities LLC mailed you the notice. If you do not make the payment, your Certificate will end. See LAPSE AND REINSTATEMENT. If you have an outstanding loan when your Certificate lapses, you may have taxable income as a result. See TAXES.

Using the Certificate as a Short-Term Savings Vehicle Risk [Member]
Prospectus:
Principal Risk [Text Block]
Risks of Using the Certificate as a Short-Term Savings Vehicle

Because the Certificate provides for an accumulation of a Certificate Fund as well as a Death Benefit, you may wish to use it for various insurance planning purposes. Purchasing the Certificate for such purposes may involve certain risks.

For example, a life insurance contract could play an important role in helping you to meet the future costs of a child’s education. The Certificate’s Death Benefit could be used to provide for education costs should something happen to you, and its investment features could help you accumulate savings. However, if the Variable Investment Options you choose perform poorly, if you do not pay sufficient premiums, or if you access the values in your Certificate through withdrawals or loans, your Certificate may lapse or you may not accumulate the funds you need.
	The Certificate is designed to provide benefits on a long-term basis. Consequently, you should not purchase the Certificate as a short-term investment or savings vehicle. Because of the long-term nature of the Certificate, you should consider whether purchasing the Certificate is consistent with the purpose for which it is being considered.
Taking Withdrawals Risk [Member]
Prospectus:
Principal Risk [Text Block]
Risks of Taking Withdrawals

You may withdraw part of your Certificate’s Cash Surrender Value, so long as the amount withdrawn is at least $200. However, you must leave enough in your Certificate Fund (less any Certificate Debt and outstanding charges) to pay the next month’s charges

You may not repay any amount that you withdraw from the Certificate’s Cash Surrender Value, so withdrawals will reduce the amount of your Death Benefit but you generally can make additional premium payments. Accessing your Certificate’s Cash Surrender Value through withdrawals may increase the chance that your certificate will lapse. Withdrawal of the Cash Surrender Value may have tax consequences. See TAXES.

Taking a Loan Risk [Member]
Prospectus:
Principal Risk [Text Block]
Risks of Taking a Loan

Taking a loan from your Certificate may increase the risk that your Certificate will lapse, will have a permanent impact on your Certificate Fund, and will reduce the Death Benefit. If your loan plus accrued interest exceeds the value of your Certificate Fund, you will not have enough money in your Certificate Fund to cover the month’s charges. If we pay a death claim while a loan is outstanding, we will reduce the Death Benefit by the amount of the loan plus any accrued interest. If you repay a loan by using the Certificate Fund, we will treat the repayment as a withdrawal from the Certificate Fund, which may have tax consequences. If you have a loan outstanding when you surrender your Certificate, or when you allow your Certificate to lapse, the amount you borrowed may become taxable. In addition, if your Certificate is classified as a Modified Endowment Contract for tax purposes, taking a loan may be treated as a distribution of income for tax purposes and may have tax consequences. See TAXES.

Premium Payments on Tax Status Risk [Member]
Prospectus:
Principal Risk [Text Block]
Effect of Premium Payments on Tax Status

If you pay additional premiums, we may need to increase your Death Benefit (and corresponding cost of insurance charges) to continue to qualify it as life insurance for federal tax purposes. Also, if you make premium payments above certain limits, the tax status of the insurance may change to that of a Modified Endowment Contract under the Internal Revenue Code, as amended ("Internal Revenue Code"). That status could have significant disadvantages from a tax standpoint. We have procedures designed to identify most situations in which a premium payment would cause your Certificate to be treated as a Modified Endowment Contract. When we identify such a situation, we generally will notify you and ask whether you want us to refund the premium payment. If you fail to respond within a reasonable time, we will continue to process the premium payment as usual.

If you have notified us in the past 13 months that you want us to refund excess premium payments causing Modified Endowment Contract treatment and we receive any excess payment which is less than $100.00, then we may, without additional notification by you, sell the minimum number of units necessary so as not to cause your Certificate to be treated as a Modified Endowment Contract.

We reserve the right to return any premium payment that would cause your insurance to fail to qualify as life insurance under applicable tax laws, or that would increase the Death Benefit by more than it increases the Certificate Fund. See TAXES.

Replacing Your Life Insurance [Member]
Prospectus:
Principal Risk [Text Block]
Replacing Your Life Insurance

You should know that in most instances, it is not in your best interest to replace one life insurance policy with another one. When you need additional life insurance, it is usually better for you to add coverage, either by asking for a new policy or by buying additional insurance, than it is for you to replace a policy. In that way, you don’t lose benefits under the policy you already have.
If you are thinking about replacing a life insurance policy you already have so that you can obtain Group Variable Universal Life Insurance, you should consider your choices carefully. Compare the costs and benefits of adding coverage to your current policy against the costs and benefits of Group Variable Universal Life Insurance. You should also get advice from a tax adviser.

The Variable Investment Options Risk [Member]
Prospectus:
Principal Risk [Text Block]
The Variable Investment Options

You may choose to invest your Certificate’s premiums and its earnings in one or more of the available Variable Investment Options. You may also invest in the Fixed Account option. The Fixed Account is the only investment option that offers a guaranteed rate of return. See The Funds and The Fixed Account.

The Separate Account invests in the shares of one or more open-end management investment companies registered under the Investment Company Act of 1940.  Each Variable Investment Option, which invests in a Fund, has its own investment objective and associated risks, which are described in the accompanying Fund prospectuses. The income, gains, and losses of one Variable Investment Option have no effect on the investment performance of any other Variable Investment Option.

We do not promise that the Funds will meet their investment objectives. Amounts you allocate to the Variable Investment Options may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Variable Investment Options that you choose. You bear the investment risk that the Funds may not meet their investment objectives. You also bear the risk that the Fund’s investment adviser may restrict investment in the fund, and even close the Fund, at their discretion. For a detailed discussion of the investment policies, objectives and strategies, and the investment risks associated with each Fund, please read the Fund’s current prospectus.

Additional Fund Information Risk [Member]
Prospectus:
Principal Risk [Text Block]	Learn More about the FundsBefore allocating amounts to the Variable Investment Options, you should read the Funds’ current prospectuses for detailed information concerning their investment objectives and strategies, and their investment risks.
C000005201 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Cohen & Steers Realty Portfolio
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	Cohen & Steers Capital Management, Inc.
Current Expenses [Percent]	108.00%
Average Annual Total Returns, 1 Year [Percent]	(25.36%)
Average Annual Total Returns, 5 Years [Percent]	5.30%
Average Annual Total Returns, 10 Years [Percent]	7.39%
C000020121 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund (Class 2)
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	77.00%
Average Annual Total Returns, 1 Year [Percent]	(4.95%)
Average Annual Total Returns, 5 Years [Percent]	(2.32%)
Average Annual Total Returns, 10 Years [Percent]	(0.78%)
C000241305 [Member]
Prospectus:
Portfolio Company Name [Text Block]	LVIP JPMorgan Small Cap Core Fund (Standard Class) (includes all assets from JPMorgan Insurance Trust Small Cap Core Portfolio)
Portfolio Company Objective [Text Block]	Small Blend
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(19.35%)
Average Annual Total Returns, 5 Years [Percent]	4.07%
Average Annual Total Returns, 10 Years [Percent]	9.59%
C000028468 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lazard Retirement Emerging Markets Equity Portfolio (Service)
Portfolio Company Objective [Text Block]	Diversified Emerging Mkts
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	(15.12%)
Average Annual Total Returns, 5 Years [Percent]	(3.19%)
Average Annual Total Returns, 10 Years [Percent]	(0.12%)
C000028478 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lazard Retirement International Equity Portfolio (Service)
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	111.00%
Average Annual Total Returns, 1 Year [Percent]	(15.01%)
Average Annual Total Returns, 5 Years [Percent]	0.28%
Average Annual Total Returns, 10 Years [Percent]	3.41%
C000028474 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio (Service)
Portfolio Company Objective [Text Block]	Small Blend
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	115.00%
Average Annual Total Returns, 1 Year [Percent]	(15.52%)
Average Annual Total Returns, 5 Years [Percent]	4.04%
Average Annual Total Returns, 10 Years [Percent]	8.94%
C000022328 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman AMT Sustainable Equity Portfolio (Class I)
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(18.45%)
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	10.89%
C000026478 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO All Asset Portfolio (Administrative Class)
Portfolio Company Objective [Text Block]	Tactical Allocation
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Portfolio Company Subadviser [Text Block]	Research Affilates, LLC
Current Expenses [Percent]	154.00%
Average Annual Total Returns, 1 Year [Percent]	(11.84%)
Average Annual Total Returns, 5 Years [Percent]	3.22%
Average Annual Total Returns, 10 Years [Percent]	3.25%
C000026489 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Total Return Portfolio (Administrative Class)
Portfolio Company Objective [Text Block]	Intermediate Core-Plus Bond
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(14.30%)
Average Annual Total Returns, 5 Years [Percent]	(0.18%)
Average Annual Total Returns, 10 Years [Percent]	0.92%
C000005693 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Government Money Market Portfolio (Class I)
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	1.39%
Average Annual Total Returns, 5 Years [Percent]	1.03%
Average Annual Total Returns, 10 Years [Percent]	0.58%
C000005727 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF Stock Index Portfolio (Class I)
Portfolio Company Objective [Text Block]	Large-Cap Blend
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	(18.34%)
Average Annual Total Returns, 5 Years [Percent]	9.11%
Average Annual Total Returns, 10 Years [Percent]	12.25%
Quarterly Report Reprint Charges [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Quarterly Report Reprint Charges
Other Transaction Fee, When Deducted [Text Block]	This charge is assessed when a quarterly report is reprinted for a period that ended more than a year ago.
Other Transaction Fee, Maximum [Dollars]	$ 15
Other Transaction Fee, Current [Dollars]	2.50
Charge for a Representative Participant [Member]
Prospectus:
Insurance Cost, Maximum [Dollars]	$ 0.35
Net Interest On Loans [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Net Interest on Loans[5]
Optional Benefit Charge, When Deducted [Text Block]	Annually
Other Annual Expense (of Other Amount), Maximum [Percent]	2.00%
Other Annual Expense (of Other Amount), Current [Percent]	1.00%
Child Term Life Insurance [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Child Term Insurance
Optional Benefit Charge, When Deducted [Text Block]	Deducted from the annual refund, if any
Optional Benefit Expense, Maximum [Dollars]	$ 6.00
Optional Benefit Expense, Current [Dollars]	6.00
Optional Benefit Expense, Minimum [Dollars]	$ 6.00
Accelerated Benefit Option [Member]
Prospectus:
Name of Benefit [Text Block]	Accelerated Benefit Option
Purpose of Benefit [Text Block]	Provides for an early lump sum payment of part of the Certificate's Death Benefit when the Covered Person is diagnosed as being terminally ill.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•Subject to certain eligibility requirements, and approval of the claim.
•We will not pay an accelerated benefit option if you are required to elect it to meet the claims of creditors or to obtain a government benefit.

Name of Benefit [Text Block]	Accelerated Benefit Option
Operation of Benefit [Text Block]
Accelerated Benefit Option

You are automatically covered for the Accelerated Benefit Option. Under an accelerated benefit option (referred to in your Certificate as Option to Accelerate Payment of Certain Death Benefits), you can elect to receive an early lump sum payment of part of the Certificate's Death Benefit when the Covered Person is diagnosed as being terminally ill. "Terminally ill" means the Covered Person has a life expectancy of 6 months or less. You must give Prudential satisfactory evidence that the Covered Person is terminally ill.

The amount of the accelerated payment will be equal to a portion of the Covered Person's Net Amount at Risk or Face Amount or Paid-up Coverage, plus a portion of the Covered Person's Certificate Fund. Generally, the minimum election is the lesser of 25% of the Face Amount or Paid-up Coverage and $50,000 and the maximum election is the lesser of 75% of the Face Amount or Net Amount at Risk or Paid-up Coverage and $1,000,000. If you elect to receive payment under the Accelerated Benefit Option, then the total amount otherwise payable on the Covered Person's death will be reduced by the amount of the accelerated payment.

We will not pay an accelerated benefit if coverage was assigned or if you are required to elect it to meet the claims of creditors or to obtain a government benefit. We can furnish details about the amount of accelerated benefit that is available to you. Unless required by law, you can no longer request an increase in the Face Amount of your Certificate once you have elected to receive an accelerated benefit. The amount of future premium payments you can make may also be limited.

Adding the Accelerated Benefit Option to your Certificate will not affect the way you are taxed. This income tax exclusion may not apply if the benefit is paid to someone other than the Participant. But, if you actually receive proceeds from the Accelerated Benefit Option, it could have tax consequences and may affect your eligibility for certain government benefits or entitlements. In general, the accelerated benefit option is excluded from income if the Covered Person is terminally ill or chronically ill as defined in the tax law (although the exclusion in the latter case may be limited). You should consult a tax adviser before you elect to receive this benefit.

Example:
Shown below is a hypothetical example of how an accelerated benefit under the terminal illness option (having a life expectancy that is six months or less) will impact the Certificate. The figures used are for illustrative purposes only and are not guaranteed.

In this hypothetical example assume (1) a Death Benefit of $200,000, (2) an insured with an assumed life expectancy of 6 months. Certificate Debt is subtracted from the accelerated benefit.
	Certificate values before acceleration of Death Benefit:	Certificate values after acceleration of Death Benefit:
		75% Accelerated	50% Accelerated
	- - -	25% Death Benefit	50% Death Benefit

Accelerated Benefit:	-	$158,370.00	$105,580.00
Insurance Amount:	$200,000.00	$50,000.00	$100,000.00
Certificate Debt:	$1,040.00	$260.00	$520.00
Insurance Amount Net of Debt:	$198,960.00	$49,740.00	$99,480.00
Certificate Fund:	$12,200.00	$3,050.00	$6,100.00
Surrender Charge:	$0.00	$0.00	$0.00
Death Benefit:	$211,160.00	$52,790.00	$105,580.00

Child Term Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Child Term Benefit
Purpose of Benefit [Text Block]	Provides term life insurance coverage on qualified dependents.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Dependent(s) must be unmarried, living at birth, and less than 25 years old. •Will reduce the amount of the annual refund that could otherwise be received from your Group Contract Holder.
Name of Benefit [Text Block]	Child Term Benefit
Operation of Benefit [Text Block]
Child Term Benefit

You may choose a child term insurance benefit. This life insurance benefit covers your dependent child or children. The child must be unmarried, living at birth and less than 25 years old. You should refer to your Certificate to learn the details of any benefit that may be available to you.

If you choose this optional benefit, it will reduce the amount of the annual cash refund that you could otherwise receive from your Group Contract Holder.